Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 110,012	$ 151,352
Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	105,845	198,191
Country Of Switzerland [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	54,594	78,775
Country Of United Arab Emirates [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	49,979	62,632
Country Of Singapore [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue	1,272	32,177
Country Republic Of Korea [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 24,607